Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Included in Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Successor [Member] Foreign Pension Plan [Member]	Dec. 31, 2013 Successor [Member] Domestic Pension Plan of Foreign Entity [Member]	Dec. 31, 2013 Successor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member]	Dec. 31, 2013 Successor [Member] Foreign Postretirement Benefit Plan [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Foreign Pension Plan [Member]	Dec. 31, 2012 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member]	Dec. 31, 2012 Predecessor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member]	Dec. 31, 2012 Predecessor [Member] Foreign Postretirement Benefit Plan [Member]	Dec. 31, 2012 Predecessor [Member]
Prepaid pension assets
Long term assets	$ 19,107				$ 19,107	$ 9,261				$ 9,261
Other current liabilities
Current liabilities							3,000			3,000
Retirement benefits, less current portion
Non-current liabilities	$ 4,022	$ 10,383	$ 6,752	$ 253	$ 21,410	$ 4,618	$ 38,714	$ 6,814	$ 364	$ 50,510